Intangible Assets (Details) (USD $) In Millions, unless otherwise specified					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Merchant processing contracts [Member] Y	Dec. 31, 2010 Merchant processing contracts [Member]	Dec. 31, 2011 Core deposits [Member] Y	Dec. 31, 2010 Core deposits [Member]	Dec. 31, 2011 Trust relationships [Member] Y	Dec. 31, 2010 Trust relationships [Member]	Dec. 31, 2011 Other identified intangibles [Member] Y	Dec. 31, 2010 Other identified intangibles [Member]
Less Intangible assets
Estimated Life, Straight line method					10		18		10		9
Estimated Life, Accelerated method					8		5		6		5
Amortization Method					SL/AC		SL/AC		SL/AC		SL/AC
Goodwill	$ 8,927	$ 8,954	$ 9,011
Finite-Lived Intangible Assets					348	421	232	283	166	200	471	472
Mortgage servicing rights	1,519	1,837	1,749	1,194
Balance	$ 11,663	$ 12,167